Fair Value Measurements (Tables)		9 Months Ended
	Mar. 02, 2021	Sep. 30, 2021
Fair Value Measurements
Schedule of company's assets and liabilities that are measured at fair value

	Level	March 2, 2021
Assets:
Cash and marketable securities held in Trust Account	1	$316,250,000

Liabilities:
Public Warrants	3	$14,442,083
Private Placement Warrants	3	$8,376,666

		September 30,
	Level	2021
Assets:
Cash and marketable securities held in Trust Account	1	$316,270,386

Liabilities:
Public Warrants	1	$11,385,000
Private Placement Warrants	3	$12,206,000

Schedule of significant inputs to the Monte Carlo Simulation for the fair value
March 2,
2021

Risk-free interest rate	0.071%
Expected term (years)	7
Expected Volatility	13%
Exercise Price	$11.5
Stock price	$9.55

March 2,
Input	2021
Risk-free interest rate	0.71%
Expected term (years)	7
Expected Volatility	13%
Exercise Price	$11.50
Stock price	$9.55

September 30,
Input	2021
Risk-free interest rate	0.98%
Expected term (years)	5.1
Expected Volatility	12%
Exercise Price	$11.50
Stock price	$9.87

Schedule of change in the fair value of the warrant liabilities

	Private		Warrant
	Placement	Public	Liabilities

Fair value	$—	$—	$—
Initial Measurement on March 2, 2021	8,376,666	14,442,083	22,818,749
Change in valuation inputs or other assumptions(1)(2)	3,829,334	(3,057,083)	772,251
Fair value as of September 30, 2021	$12,206,000	$11,385,000	$23,591,000
(1)	Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liabilities in the Statement of Operations.
(2)	Due to the use of quoted prices in an active market (Level 1) and the use of observable inputs for similar assets or liabilities (Level 2) to measure the fair values of the Public Warrants and Private Placement Warrants, respectively, subsequent to initial measurement, the Company had transfers out of Level 3 totaling approximately $22,819,000 during the period from March 31, 2021 through September 30,2021. Because of the inherent uncertainty of valuation, estimated values using Level 3 inputs may be materially higher or lower than the values that would have been used had a ready market for investments existed. Accordingly, the degree of judgement exercised by the Company in determining fair value is greatest for investments categorized in Level 3.